FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	$ 0	$ (1)	$ 12
Pre-tax income attributable to unitholders, 10% increase	0	1	(12)
OCI attributable to unitholders, before taxes, 10% decrease	(84)	(85)	(85)
OCI attributable to unitholders, before taxes, 10% increase	84	85	85
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(10)	0	21
Pre-tax income attributable to unitholders, 10% increase	10	0	(21)
OCI attributable to unitholders, before taxes, 10% decrease	(115)	(48)	(83)
OCI attributable to unitholders, before taxes, 10% increase	115	48	83
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	1	(4)	(1)
Pre-tax income attributable to unitholders, 10% increase	(1)	4	1
OCI attributable to unitholders, before taxes, 10% decrease	(23)	(144)	(36)
OCI attributable to unitholders, before taxes, 10% increase	23	144	36
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	19	94	324
Pre-tax income attributable to unitholders, 10% increase	(19)	(94)	(324)
OCI attributable to unitholders, before taxes, 10% decrease	(109)	(92)	4
OCI attributable to unitholders, before taxes, 10% increase	109	92	(4)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(59)	71	(74)
Pre-tax income attributable to unitholders, 10% increase	59	(71)	74
OCI attributable to unitholders, before taxes, 10% decrease	(111)	(121)	(108)
OCI attributable to unitholders, before taxes, 10% increase	$ 111	$ 121	$ 108